UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
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Address:   499 Park Avenue
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           New York, NY  10022
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           --------------------------------------------------

Form 13F File Number:  028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
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Title:     Managing Member of JWM Capital LLC, its general partner

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Phone:     (212) 652-4500
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John W. Moon             New York, NY                  8/14/08
       ------------------------   ------------------------------  -------




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $87,381
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File                Number Name
     1             028-12268                    JWM Capital LLC
     2             028-12267                    John W. Moon
---------          ------------              -----------------------------



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Moon Capital Management, LP - FORM 13F Information Table as of 6/30/2008
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                                  Title                       Value    SH/ PUT/            INVESTMENT  OTHER     VOTING AUTHORITY
Name of Issuer                    of Class          CUSIP    (x$1000)  PRN CALL     QTY    DISCRETION  MANAGERS  SOLE SHARED NONE
--------------                    -------           ------   --------  --- ----     ---    ----------  --------  ---- -----  ----
AIRMEDIA GROUP INC                SPONSORED ADR      9411109  3,019               209,096  DEFINED     1,2     209,096
AMERICA MOVIL SA DE CV            SPON ADR L SHS   02364W105 14,000               265,409  DEFINED     1,2     265,409
ARACRUZ CELULOSE SA               SPON ADR PFD B    38496204  2,495                34,000  DEFINED     1,2      34,000
ADVANCED SEMICONDUCTOR ENGR       SPONSORED ADR    00756M404  1,614               362,700  DEFINED     1,2     362,700
BRIGHTPOINT INC                   COM NEW          109473405  1,095               150,050  DEFINED     1,2     150,050
CHINA DIGITAL TV HLDG CO LTD      SPONSORED ADR    16938G107    653                46,928  DEFINED     1,2      46,928
COMPANHIA VALE DO RIO DOCE        SPON ADR PFD     204412100  2,222                74,449  DEFINED     1,2      74,449
COPA HOLDINGS SA                  CL A             P31076105  4,156               147,600  DEFINED     1,2     147,600
FOCUS MEDIA HLDG LTD              SPONSORED ADR    34415V109  1,816                65,500  DEFINED     1,2      65,500
GIANT INTERACTIVE GROUP INC       ADR              374511103 17,554             1,448,370  DEFINED     1,2   1,448,370
GIANT INTERACTIVE GROUP INC       ADR              374511103    859        PUT     70,900  DEFINED     1,2      70,900
GOODYEAR TIRE & RUBR CO           COM              382550101  2,942               165,000  DEFINED     1,2     165,000
GRAVITY CO LTD                    SPONSORED ADR    38911N107  2,624             1,943,864  DEFINED     1,2   1,943,864
JOHNSON CONTROLS INC              COM              478366107  3,977               138,652  DEFINED     1,2     138,652
LAM RESEARCH CORP                 COM              512807108    904                25,000  DEFINED     1,2      25,000
MICRON TECHNOLOGY INC             COM              595112103  8,713             1,452,086  DEFINED     1,2   1,452,086
NATIONAL SEMICONDUCTOR CORP       COM              637640103  1,130                55,000  DEFINED     1,2      55,000
NETAPP INC                        COM              64110D104    542       CALL     25,000  DEFINED     1,2      25,000
NOKIA CORP                        SPONSORED ADR    654902204  1,005       CALL     41,000  DEFINED     1,2      41,000
NUCOR CORP                        COM              670346105  4,677                62,631  DEFINED     1,2      62,631
QUALCOMM INC                      COM              747525103  1,331                30,000  DEFINED     1,2      30,000
RENESOLA LTD                      COM              75971T103    519                30,000  DEFINED     1,2      30,000
SHANDA INTERACTIVE ENTMT LTD      SPONSORED ADR    81941Q203  1,488                54,800  DEFINED     1,2      54,800
SUNTECH PWR HLDGS CO LTD          ADR              86800C104  1,686                45,000  DEFINED     1,2      45,000
SUNTECH PWR HLDGS CO LTD          ADR              86800C104  1,686        PUT     45,000  DEFINED     1,2      45,000
TENNECO INC                       COM              880349105    396                29,300  DEFINED     1,2      29,300
VOTORANTIM CELULOSE E PAPEL SA    SPONSORED ADR    92906P106  4,278               160,173  DEFINED     1,2     160,173
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